Inventories, Including Long-Term Mill and Leach Stockpiles (Unaudited) (Details) - USD ($) $ in Millions		Mar. 31, 2016	Dec. 31, 2015
Components of Inventories [Line Items]
Total current mill and leach stockpiles		$ 1,456	$ 1,539
Total materials and supplies, net	[1]	1,445	1,594
Raw materials (primarily concentrate)		247	220
Work-in-process		118	108
Finished goods		709	743
Total product inventories		1,074	1,071
Total long-term mill and leach stockpiles		1,703	1,663
Inventory obsolescence reserves		27	26
Current [Member]
Components of Inventories [Line Items]
Mill stockpiles		139	137
Leach stockpiles		1,317	1,402
Total current mill and leach stockpiles		1,456	1,539
Long-Term [Member]
Components of Inventories [Line Items]
Mill stockpiles		521	480
Leach stockpiles		1,182	1,183
Total long-term mill and leach stockpiles	[2]	$ 1,703	$ 1,663

[1]	Materials and supplies inventory was net of obsolescence reserves totaling $27 million at March 31, 2016, and $26 million at December 31, 2015.
[2]	Estimated metals in stockpiles not expected to be recovered within the next 12 months.